Deferred Revenue	12 Months Ended
Dec. 31, 2023
Deferred Revenue
Deferred Revenue

19. Deferred Revenue

The following table includes a rollforward of the deferred revenue balance for each year presented:

	For the Year Ended December 31,
	2022	2023
Deferred revenue—at beginning of the year	694,745	1,150,832
Additions	45,614,278	124,123,223
Recognition	(45,158,191)	(122,936,294)
Deferred revenue—at end of the year	1,150,832	2,337,761
Including: Deferred revenue, current	569,234	1,525,543
Deferred revenue, non‑current	581,598	812,218

Deferred revenue represents contract liabilities allocated to the performance obligations that are unsatisfied, or partially satisfied which primarily resulted from undelivered vehicles, uninstalled charging stalls and other performance obligations identified in the vehicle sales contracts.